Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2014
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 18, the second sentence of the first paragraph of the section titled “PowerShares DWA Basic Materials Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the basic materials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 22, the second sentence of the first paragraph of the section titled “PowerShares DWA Consumer Cyclicals Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the consumer discretionary (or cyclicals) sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 26, the second sentence of the first paragraph of the section titled “PowerShares DWA Consumer Staples Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the consumer staples sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 30, the second sentence of the first paragraph of the section titled “PowerShares DWA Energy Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the energy sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 34, the second sentence of the first paragraph of the section titled “PowerShares DWA Financial Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the financials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 38, the second sentence of the first paragraph of the section titled “PowerShares DWA Healthcare Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the healthcare sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 42, the second sentence of the first paragraph of the section titled “PowerShares DWA Industrials Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the industrials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 45, the second sentence of the first paragraph of the section titled “PowerShares DWA Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of approximately 100 common stocks from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on any U.S. exchange and that are included within the NASDAQ US Benchmark Index.

•	On page 49, the first sentence of the second paragraph of the section titled “PowerShares DWA NASDAQ Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Index Provider selects approximately 100 common stocks for inclusion in the Underlying Index from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on The NASDAQ Stock Market LLC (excluding American depositary receipts (“ADRs”) and foreign securities) and that are included in the NASDAQ US Benchmark Index.

•	On page 53, the second sentence of the first paragraph of the section titled “PowerShares DWA Technology Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the technology sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

•	On page 57, the second sentence of the first paragraph of the section titled “PowerShares DWA Utilities Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the utilities sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Basic Materials Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 18, the second sentence of the first paragraph of the section titled “PowerShares DWA Basic Materials Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the basic materials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Consumer Cyclicals Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 22, the second sentence of the first paragraph of the section titled “PowerShares DWA Consumer Cyclicals Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the consumer discretionary (or cyclicals) sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Consumer Staples Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 26, the second sentence of the first paragraph of the section titled “PowerShares DWA Consumer Staples Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the consumer staples sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Energy Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 30, the second sentence of the first paragraph of the section titled “PowerShares DWA Energy Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the energy sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Financial Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 34, the second sentence of the first paragraph of the section titled “PowerShares DWA Financial Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the financials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Healthcare Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 38, the second sentence of the first paragraph of the section titled “PowerShares DWA Healthcare Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the healthcare sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Industrials Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 42, the second sentence of the first paragraph of the section titled “PowerShares DWA Industrials Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the industrials sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 45, the second sentence of the first paragraph of the section titled “PowerShares DWA Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of approximately 100 common stocks from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on any U.S. exchange and that are included within the NASDAQ US Benchmark Index.

PowerShares DWA NASDAQ Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 49, the first sentence of the second paragraph of the section titled “PowerShares DWA NASDAQ Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Index Provider selects approximately 100 common stocks for inclusion in the Underlying Index from an eligible universe of approximately 1,000 securities of large capitalization companies that trade on The NASDAQ Stock Market LLC (excluding American depositary receipts (“ADRs”) and foreign securities) and that are included in the NASDAQ US Benchmark Index.

PowerShares DWA Technology Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 53, the second sentence of the first paragraph of the section titled “PowerShares DWA Technology Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the technology sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.

PowerShares DWA Utilities Momentum Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	petft_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 26, 2015 TO THE

PROSPECTUS DATED AUGUST 29, 2014

Effective prior to the open of the markets on July 1, 2015 (“the “Effective Date”), Dorsey Wright & Associates, LLC will implement a change to the methodology of the underlying indexes (the “DWA Indexes”) for PowerShares DWA Basic Materials Momentum Portfolio, PowerShares DWA Consumer Cyclicals Momentum Portfolio, PowerShares DWA Consumer Staples Momentum Portfolio, PowerShares DWA Energy Momentum Portfolio, PowerShares DWA Financial Momentum Portfolio, PowerShares DWA Healthcare Momentum Portfolio, PowerShares DWA Industrials Momentum Portfolio, PowerShares DWA Momentum Portfolio, PowerShares DWA NASDAQ Momentum Portfolio, PowerShares DWA Technology Momentum Portfolio and PowerShares DWA Utilities Momentum Portfolio.

As of the Effective Date, all references in the prospectus to each of the DWA Indexes (i) will include the registered symbol “®” following the words “Dorsey Wright” in the index name, and (ii) will delete the trademark symbol “™” following the words “Technical Leaders” in the index name. Additionally, as of the Effective Date, securities eligible for inclusion in the DWA Indexes must be constituents of the NASDAQ US Benchmark Index.

Therefore, as of the Effective Date, the Prospectus is revised as follows:

•	On page 57, the second sentence of the first paragraph of the section titled “PowerShares DWA Utilities Momentum Portfolio—Summary Information—Principal Investment Strategies” is revised to read as follows:

The Underlying Index is composed of at least 30 common stocks of companies in the utilities sector that have powerful relative strength characteristics and that are selected from approximately 2,000 of the largest constituents by market capitalization within the NASDAQ US Benchmark Index.